REPORTABLE SEGMENTS (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) customer	Jun. 30, 2025 USD ($) customer	Jun. 30, 2026 USD ($) segment customer	Jun. 30, 2025 USD ($) customer	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
REPORTABLE SEGMENTS
Number of reportable segments | segment			5		4
Total assets	$ 53,007,863	$ 15,506,306	$ 53,007,863	$ 15,506,306	$ 36,170,124	$ 12,756,542
Non-US
REPORTABLE SEGMENTS
Total assets	$ 0		$ 0		$ 0
Number of customers | customer	2	1	3	2